Financial information by segment, Depreciation, amortization and impairment charges recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial information by segment [Abstract]
Depreciation, amortization and impairment charges	$ (439,441)	$ (408,604)	$ (310,755)
Renewable Energy [Member]
Financial information by segment [Abstract]
Depreciation, amortization and impairment charges	(432,138)	(350,785)	(286,907)
Efficient Natural Gas & Heat [Member]
Financial information by segment [Abstract]
Depreciation, amortization and impairment charges	23,910	(26,563)	3,102
Transmission Lines [Member]
Financial information by segment [Abstract]
Depreciation, amortization and impairment charges	(31,286)	(30,889)	(27,490)
Water [Member]
Financial information by segment [Abstract]
Depreciation, amortization and impairment charges	73	(367)	541
North America [Member]
Financial information by segment [Abstract]
Depreciation, amortization and impairment charges	(152,946)	(197,643)	(116,232)
South America [Member]
Financial information by segment [Abstract]
Depreciation, amortization and impairment charges	(57,214)	(39,191)	(47,844)
EMEA [Member]
Financial information by segment [Abstract]
Depreciation, amortization and impairment charges	$ (229,281)	$ (171,770)	$ (146,679)